Earnings per Share	9 Months Ended
Sep. 30, 2019
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Earnings per Share
Note 19. Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares.
On January 31, 2019, the Board
 Directors
of Coca Cola FEMSA approved:

(i)	An eight-for-one stock split (the “Stock Split”) of each series of shares of the Company;

(ii)	The issuance of Series B ordinary shares with full voting rights;

(iii)
The creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange (“BMV”) and in the form of American depositary shares (ADSs) on the New York Stock Exchange (“NYSE”); and

(iv)	Amendments to the Company’s bylaws mainly to give effect to the matters approved in paragraphs (i), (ii), and (iii), described above.
On March 22,
2019, the CNBV (Mexican National Banking and Securities Commission) approved and authorized the stock split.
As a result, (i) the percentage of ownership held by the Company’s shareholders did
 not change, and (ii) the percentage of ordinary shares with full voting rights was
adjusted proportionally due to the issuance of the Series B shares, as set forth in the table below.

The capital stock of the Company prior to and immediately after the
s
tock
s
plit is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%
Total		2,100,832,262	100%	100%
Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.11%
L	Public float	2,626,040,325	15.625%	0%
Total		16,806,658,096	100%	100%
The earnings per share for the nine-month periods ended September 30, 2019 and 2018 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split.
Basic and diluted earnings per share amounts are as follows:

	2019
	Per Series “A” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “L” Shares
Consolidated net income	Ps.	4,768	Ps.	2,804	Ps.	946	Ps.	1,577

Consolidated net income attributable to equity holders of the parent- controlling operations		4,768		2,804		946		1,577
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2018 (1)
	Per Series “A” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “L” Shares
Consolidated net income	Ps.	3,873	Ps.	2,278	Ps.	769	Ps.	1,281

Consolidated net income attributable to equity holders of the parent- controlling operations		3,719		2,188		739		1,231
Consolidated net income attributable to equity holders of the parent- controlling operations discontinued		153		90		30		51
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

(1)	The allocated earnings amounts for 2018 have been revised for the effect of the stock split.